Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing
The Insider Trading Policy adopted by the Board, discussed in the Corporate Governance section of this Proxy Statement, governs the purchase, sale, and/or other dispositions of CTBI’s securities by directors, officers, and employees, or CTBI itself that are reasonably designed to promote compliance with insider trading laws, rules, and regulations, and applicable listing standards.  CTBI shall not backdate any equity-based award or manipulate the timing of the public release of material information or the timing of the grant of an equity-based award.  Equity-based awards include, but are not limited to, stock options, restricted stock, performance units, stock appreciation rights, and stock awards.  Annual grants of equity-based awards issued to the CEO, other executive officers, and employees pursuant to the Incentive Plans are made under usual circumstances at least four days following CTBI’s release of earnings for the previously completed fiscal year, and such date serves as the grant date of such awards (unless otherwise specified by the Board or Compensation Committee).  Off-cycle grants of equity-based awards have a grant date as determined by the Compensation Committee and in all cases are issued consistent with applicable laws, rules, and regulations.  Any annual grant of equity-based awards to non-employee directors, pending approval of the Amended and Restated 2025 Stock Ownership Incentive Plan, shall not be made within the period beginning four business days before and ending one business day after CTBI files a Form 10-Q or Form 10-K or files or furnishes a Form 8-K disclosing material non-public information.  The Compensation Committee does not believe that CTBI has timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.  No stock options were granted during 2024, and no stock options were outstanding at December 31, 2024.

Award Timing Method	Annual grants of equity-based awards issued to the CEO, other executive officers, and employees pursuant to the Incentive Plans are made under usual circumstances at least four days following CTBI’s release of earnings for the previously completed fiscal year, and such date serves as the grant date of such awards (unless otherwise specified by the Board or Compensation Committee). Off-cycle grants of equity-based awards have a grant date as determined by the Compensation Committee and in all cases are issued consistent with applicable laws, rules, and regulations.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Any annual grant of equity-based awards to non-employee directors, pending approval of the Amended and Restated 2025 Stock Ownership Incentive Plan, shall not be made within the period beginning four business days before and ending one business day after CTBI files a Form 10-Q or Form 10-K or files or furnishes a Form 8-K disclosing material non-public information. The Compensation Committee does not believe that CTBI has timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false